Allowance for Loan Losses - Allowance for Loan Losses and Recorded Investment in Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Beginning balance	$ 45,873	$ 41,667	$ 81,713
Charge-offs	(24,023)	(55,613)	(117,812)
Recoveries	12,540	2,604	3,113
Net charge-offs	(11,483)	(53,009)	(114,699)
Provision for loan losses	1,147	57,215	74,266
Reserves transferred			387
Ending balance	35,537	45,873	41,667
Ending balance: individually evaluated for impairment	933	1,049	5,490
Ending balance: collectively evaluated for impairment	34,604	44,824	36,177
Financing Receivables:
Ending balance	2,137,704	2,276,160	2,291,122
Ending balance: individually evaluated for impairment	36,915	82,442	106,130
Ending balance: collectively evaluated for impairment	2,100,789	2,193,718	2,184,992
Commercial [Member]
Allowance for loan losses:
Beginning balance	33,197	34,227	76,759
Charge-offs	(21,090)	(51,265)	(112,108)
Recoveries	11,747	1,950	2,459
Net charge-offs	(9,343)	(49,315)	(109,649)
Provision for loan losses	3,974	48,285	67,117
Ending balance	27,828	33,197	34,227
Ending balance: individually evaluated for impairment	916	951	5,429
Ending balance: collectively evaluated for impairment	26,912	32,246	28,798
Financing Receivables:
Ending balance	1,587,567	1,725,567	1,878,026
Ending balance: individually evaluated for impairment	28,772	71,443	98,916
Ending balance: collectively evaluated for impairment	1,558,795	1,654,124	1,779,110
Home Equity [Member]
Allowance for loan losses:
Beginning balance	2,734	2,566	2,883
Charge-offs	(1,646)	(2,489)	(3,337)
Recoveries	488	450	88
Net charge-offs	(1,158)	(2,039)	(3,249)
Provision for loan losses	1,799	2,207	2,932
Ending balance	3,375	2,734	2,566
Ending balance: collectively evaluated for impairment	3,375	2,734	2,566
Financing Receivables:
Ending balance	213,757	238,562	265,987
Ending balance: individually evaluated for impairment	4,988	4,756	4,595
Ending balance: collectively evaluated for impairment	208,769	233,806	261,392
Other [Member]
Allowance for loan losses:
Beginning balance	6,609	3,971	1,410
Charge-offs	(878)	(1,610)	(1,303)
Recoveries	290	190	523
Net charge-offs	(588)	(1,420)	(780)
Provision for loan losses	(4,585)	4,058	2,954
Reserves transferred			387
Ending balance	1,436	6,609	3,971
Ending balance: individually evaluated for impairment	17		47
Ending balance: collectively evaluated for impairment	1,419	6,609	3,924
Financing Receivables:
Ending balance	30,828	38,618	46,671
Ending balance: individually evaluated for impairment	586	631	97
Ending balance: collectively evaluated for impairment	30,242	37,987	46,574
Residential Real Estate [Member]
Allowance for loan losses:
Beginning balance	3,333	903	661
Charge-offs	(409)	(249)	(1,064)
Recoveries	15	14	43
Net charge-offs	(394)	(235)	(1,021)
Provision for loan losses	(41)	2,665	1,263
Ending balance	2,898	3,333	903
Ending balance: individually evaluated for impairment		98	14
Ending balance: collectively evaluated for impairment	2,898	3,235	889
Financing Receivables:
Ending balance	305,552	273,413	100,438
Ending balance: individually evaluated for impairment	2,569	5,612	2,522
Ending balance: collectively evaluated for impairment	$ 302,983	$ 267,801	$ 97,916